Segmented Information - Schedule of Goodwill and Total Assets by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Goodwill (note 11)	$ 3,942.1	$ 4,068.2	$ 817.3
Segmented assets	19,794.5	23,487.7
Operating Segments | Utilities
Segment Reporting Information
Goodwill (note 11)	3,573.0	3,450.8
Segmented assets	13,097.1	12,991.3
Operating Segments | Midstream
Segment Reporting Information
Goodwill (note 11)	246.5	426.4
Segmented assets	5,471.4	6,398.8
Operating Segments | Power
Segment Reporting Information
Goodwill (note 11)	122.6	191.0
Segmented assets	1,019.9	3,814.7
Operating Segments | Corporate
Segment Reporting Information
Goodwill (note 11)	0.0	0.0
Segmented assets	$ 206.1	$ 282.9